Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	The Board of Directors has adopted a written compensation recovery policy (the “Clawback Policy”) in accordance with Section 10D of the Securities Exchange Act of 1934, as amended, and the applicable listing standards of NYSE American.

The Clawback Policy provides for the recovery of certain incentive-based compensation that was erroneously awarded, earned, or vested based wholly or in part upon the attainment of a financial reporting measure, in the event the Company is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the federal securities laws.

The policy applies to current and former executive officers who received incentive-based compensation during the three completed fiscal years immediately preceding the date on which the Company is required to prepare an accounting restatement. Recovery is required to the extent that the incentive-based compensation received exceeds the amount that would have been received had it been determined based on the restated financial results.

Recovery under the Clawback Policy is required regardless of whether the executive officer engaged in misconduct or was responsible for the error that resulted in the restatement and applies to restatements resulting from both misconduct and inadvertent errors.